Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Accounted For Using Equity Method [Line Items]
Impairment Provision	¥ 82	¥ 64